Trade and other payables: amounts falling due within one year	12 Months Ended
Dec. 31, 2019
Within one year [member]
Statement [LineItems]
Trade and other payables: amounts falling due within one year
19. Trade and other payables: amounts falling due within one year

The following are included in trade and other payables falling due within one year:

	2019 £m	2018 £m
Trade payables	10,112.1	10,524.3
Deferred income	1,024.6	1,253.6
Payments due to vendors (earnout agreements)	142.4	148.2
Liabilities in respect of put option agreements with vendors	75.4	36.8
Fair value of derivatives	1.5	2.6
Share repurchases - close period commitments 1	252.3	–
Other creditors and accruals	2,578.5	3,072.9
	14,186.8	15,038.4

Note
1
During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.

The Group considers that the carrying amount of trade and other payables approximates their fair value.